Organization and Nature of Business (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Organization and Nature of Business
Accumulated losses	$ (380,319,000)	$ (833,172,000)
Cash and cash equivalents	110,719,000	153,958,000
Short-term investments	1,253,801,000	682,152,000
Unutilized bank borrowing facilities	$ 53,969,000	$ 60,549,000